BROWN ADVISORY FUNDS

Brown Advisory Tax-Exempt Sustainable Bond Fund
(the “Fund”)
Institutional Shares (Not Available for Sale)
Investor Shares (BITEX)
Advisor Shares (Not Available for Sale)
Supplement dated February 12, 2026
to the Summary Prospectus dated October 31, 2025
This supplement serves as notification of, and provides information regarding, certain changes to the portfolio management arrangements for the Fund effective as of February 12, 2026 (the “Effective Date”).
1.    Change in Portfolio Managers for the Fund
Amy Hauter will no longer serve as portfolio manager to the Fund. Additionally, as of that date, Katherine Lee will assume the role of portfolio manager to the Fund. Ms. Lee, who has previously served as associate portfolio manager to the Fund since October 2024, and Stephen M. Schutz, who has served as portfolio manager to the Fund since its inception in 2019, will each retain equal decision-making authority in the day-to-day management of the Fund.
Accordingly, as of the Effective Date, all references to Ms. Hauter as portfolio manager to the Fund in the Summary Prospectus are hereby removed.
If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference.

BROWN ADVISORY FUNDS

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
Brown Advisory − WMC Japan Equity Fund
_____________________________________________________________________________________
Supplement dated February 12, 2026
to the Prospectus dated October 31, 2025
_____________________________________________________________________________________

This supplement serves as notification of, and provides information regarding, certain changes effective as of February 12, 2026 (the “Effective Date”).

1.    Change in Portfolio Managers for the Brown Advisory Tax-Exempt Sustainable Bond Fund
Amy Hauter will no longer serve as portfolio manager to the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”). Additionally, as of that date Katherine Lee will assume the role of portfolio manager to the Fund. Ms. Lee, who has previously served as associate portfolio manager to the Fund since October 2024, and Stephen M. Schutz, who has served as portfolio manager to the Fund since its inception in 2019, will each retain equal decision-making authority in the day-to-day management of the Fund.
Accordingly, as of the Effective Date, all references to Ms. Hauter as portfolio manager to the Fund in the Prospectus are hereby removed.
2.    Description of Brown Advisory LLC and Brown Advisory Limited
a. The first paragraph of the section entitled “Management – The Adviser” is amended and restated in its entirety as shown below:
Brown Advisory LLC. Each Fund’s Adviser is Brown Advisory LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. The Adviser does business under the name of Brown Advisory. The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company. Brown Advisory Management, LLC is controlled by Brown

Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser and its affiliates (“Brown Advisory”) have provided investment advisory and management services to clients for over 20 years. As of September 30, 2025, Brown Advisory had approximately $119.8 billion in assets under management.
b. The first paragraph of the section entitled “Management – The Sub-Advisers” is amended and restated in its entirety as shown below:
Brown Advisory Limited. The sub-adviser for the Brown Advisory Global Leaders Fund and Brown Advisory Sustainable International Leaders Fund is Brown Advisory Limited, 18 Hanover Square, London, W1S 1JY, United Kingdom. Brown Advisory Limited is an affiliate of the Adviser based in London. As of September 30, 2025, Brown Advisory Limited managed approximately $28.8 billion in assets.
3.     Addition of ReFlow Liquidity Program
a. The following new sub-section is added to the end of “Management – Portfolio Managers/Other Service Providers” section of the Prospectus:
ReFlow Liquidity Program. Each Fund may participate in the liquidity program offered by ReFlow Fund, LLC (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares (the “ReFlow Liquidity Program”). The ReFlow Liquidity Program provides each Fund with a potential source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in kind policies described below under “Your Account – Account and Transaction Policies.” For the use of the ReFlow Liquidity Program, a Fund pays a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among funds participating in the ReFlow Liquidity Program. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund. ReFlow’s purchases of Fund shares through the ReFlow Liquidity Program are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. ReFlow purchases are not subject to any investment minimum applicable to such shares. ReFlow is under no obligation to purchase Fund shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. The Adviser believes that the ReFlow Liquidity Program may assist in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the Adviser and Sub-Advisers may also benefit.
b. The section entitled “Your Account – How to Buy Shares – Minimum Investments” is amended and restated in its entirety as shown below:
Minimum Investments. To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below. The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC. The minimum investment requirement is also waived for the ReFlow Liquidity Program.

c. The second paragraph in the section entitled “Your Account – Account and Transaction Policies – Tools to Combat Frequent Transactions” is amended and restated in its entirety as shown below:
In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice. The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Purchases and redemptions of Fund shares by ReFlow Fund, LLC in connection with a Fund’s participation in the ReFlow Liquidity Program (see “Management – ReFlow Liquidity Program”) are not subject to these limitations. Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.
d. The section entitled “Your Account – Account and Transaction Policies – Small Accounts” is amended and restated in its entirety as shown below:
Small Accounts. To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the applicable Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value. There are no minimum balance requirements for Qualified Retirement Accounts or the ReFlow Liquidity Program.
4.     Update to Redemption In-Kind Disclosure
a.     The section entitled “Your Account – Account and Transaction Policies – Proceeds” is amended and restated in its entirety as shown below:
Proceeds. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. Each Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. Each Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to redeem in-kind as described under “Redemption In-Kind” below. The Funds may effect redemptions in-kind in an effort (a) to manage cash positions; (b) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions); or (c) other portfolio management purposes. The Funds may also use redemptions in-kind for certain Fund shares redeemed by ReFlow. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The Funds have a line of credit in place that may be used to meet redemption requests during stressed market conditions.

b. The section entitled “Your Account – Account and Transaction Policies – Redemption In-Kind” is amended and restated in its entirety as shown below:
Redemption In-Kind. Each Fund generally pays redemption proceeds in cash. However, the Funds reserve the right to pay redemption proceeds to you by a distribution of liquid securities from a Fund’s portfolio (a “redemption in-kind”). The Funds may effect redemptions in-kind in an effort (a) to manage cash positions; (b) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions); or (c) other portfolio management purposes. This practice may benefit a Fund and its shareholders by reducing the need for the Fund to maintain significant cash reserves and/or to sell securities held in the Fund to meet redemption requests or other reasons. By doing so, a Fund may avoid or reduce cash drag, transaction costs, and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the NAV of the Fund. With respect to these redemptions in-kind, shareholders will receive either a pro-rata basket or a custom basket of securities valued in the same manner as they are valued for purposes of computing a Fund’s NAV. The custom basket would include only securities that have been disclosed as portfolio holdings in the Fund’s most recent public holdings disclosure. The Funds may also use redemptions in-kind for certain Fund shares redeemed by ReFlow. The Funds are not obligated to honor requests for a redemption in-kind.
If a Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. The securities delivered in a redemption in-kind transaction will be selected in the sole discretion of the Fund and will not necessarily be representative of the Fund’s entire portfolio and they will be valued in the same manner that the Fund’s portfolio securities are valued for purposes of calculating the Fund’s NAV. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
If you have any questions, please call Brown Advisory Funds at 800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference.

BROWN ADVISORY FUNDS

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
Brown Advisory − WMC Japan Equity Fund
_____________________________________________________________________________________
Supplement dated February 12, 2026
to the Statement of Additional Information (“SAI”) dated October 31, 2025, as supplemented
_____________________________________________________________________________________

This supplement serves as notification of, and provides information regarding, certain changes effective as of February 12, 2026 (the “Effective Date”).

1.    Change in Portfolio Managers for the Brown Advisory Tax-Exempt Sustainable Bond Fund
Amy Hauter will no longer serve as portfolio manager to the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”).
Accordingly, as of the Effective Date, all references to Ms. Hauter as portfolio manager to the Fund in the SAI are hereby removed.

2.     Update to Redemption In-Kind Disclosure
a. The second paragraph of the section entitled “Additional Purchase and Redemption Information – Redemptions In-Kind” is amended and restated in its entirety as shown below:

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the event a Fund held illiquid securities and elected to make a pro rata in-kind redemption, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

b. The section entitled “Taxation – Sale, Exchange or Redemption of Shares” is amended by adding the below language following the first paragraph:

A shareholder who redeems shares of a Fund in-kind generally will recognize a gain or a loss equal to the difference between the market value of the securities and other assets received by the shareholder in redemption of its shares at the time of the redemption and the shareholder’s basis in the Fund shares redeemed. Persons redeeming Fund shares in-kind should consult their own tax advisors with respect to the tax treatment of any redemption transaction.
If you have any questions, please call Brown Advisory Funds at 800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference.